ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Warrant activities (Details)		12 Months Ended
	May 01, 2024	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2022 $ / shares shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Reverse stock split	0.056	0.2
Warrant
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants Outstanding | shares		1,045,367	489,673
Issued | shares			555,694
Redeemed | shares		(997,404)
Warrants Outstanding | shares		47,963	1,045,367	489,673
Weighted average exercise price outstanding per share | $ / shares		$ 18.90	$ 112.32
Issued | $ / shares			14.40
Redeemed | $ / shares		14.40
Weighted average exercise price outstanding per share | $ / shares		$ 112.32	$ 18.90	$ 112.32
Weighted average remaining period, outstanding		2 years 11 months 15 days	4 years 4 months 24 days	4 years 5 months 15 days
Weighted average remaining period, issued			5 years 6 months